UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-22532

Name of Fund:	Royce Global Value Trust, Inc.
Fund Address:	745 Fifth Avenue
New York, NY 10151

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
745 Fifth Avenue
New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: 12/31/2015

Date of reporting period: 9/30/2015

Item 1 - Schedule of Investments

SCHEDULES OF INVESTMENTS
ROYCE GLOBAL VALUE TRUST
SEPTEMBER 30, 2015 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 105.1%

Australia – 1.0%
ALS	45,300	$146,787
Collection House	140,658	224,382
Imdex [1]	473,700	61,601
Medusa Mining [1]	82,600	22,200
Platinum Asset Management	37,000	177,264
Programmed Maintenance Services	27,400	51,170
TFS Corporation	85,000	91,192
Webjet	31,300	92,742

Total		867,338

Austria – 1.9%
Mayr-Melnhof Karton	11,698	1,350,256
Semperit AG Holding	11,000	333,834

Total		1,684,090

Belgium – 0.7%
BHF Kleinwort Benson Group [1]	55,000	328,232
Picanol Group	900	46,306
Van de Velde	3,436	222,236

Total		596,774

Bermuda – 1.3%
Lazard Cl. A [2]	12,500	541,250
Signet Jewelers [2]	4,200	571,746

Total		1,112,996

Brazil – 2.9%
Brasil Brokers Participacoes	205,000	90,491
CETIP - Mercados Organizados	168,000	1,394,173
MAHLE Metal Leve	50,000	290,453
T4F Entretenimento [1]	112,200	82,073
TOTVS	98,000	745,042

Total		2,602,232

Canada – 8.5%
Absolute Software	13,300	79,332
Agnico Eagle Mines [2]	20,000	506,400
AirBoss of America	7,600	115,609
Alamos Gold Cl. A	38,000	140,667
Altus Group	11,000	168,812
AuRico Metals [1]	16,708	8,263
Cameco Corporation [2]	24,500	298,165
Canyon Services Group	10,900	37,572
COM DEV International	27,000	88,617
Computer Modelling Group	82,300	698,733
Dundee Corporation Cl. A [1]	61,000	394,020
E-L Financial	200	102,659
FLYHT Aerospace Solutions [1]	140,000	19,933
Franco-Nevada Corporation [2]	10,200	449,004
Genworth MI Canada	75,000	1,615,774
goeasy	8,300	96,652
HNZ Group Cl. B	5,700	70,390
Horizon North Logistics	41,100	73,299
Magellan Aerospace	37,400	443,363
Major Drilling Group International	110,500	368,471
MTY Food Group	6,500	155,036
Pan American Silver [2]	63,700	404,495
Solium Capital [1]	15,000	78,569
Sprott	280,600	498,330
TMX Group	14,000	491,600
Total Energy Services	5,200	56,929

Total		7,460,694

China – 2.1%
Daphne International Holdings [1]	1,383,000	315,390
Daqo New Energy ADR [1,2]	6,400	102,336
E-House (China) Holdings ADR	48,600	288,684
Noah Holdings ADR [1,2]	16,700	392,283
Pacific Online	402,700	131,052
TravelSky Technology	345,000	440,085
Xtep International Holdings	347,100	173,701

Total		1,843,531

Cyprus – 0.5%
Globaltrans Investment GDR [1]	112,000	451,161

Total		451,161

Denmark – 2.4%
Chr Hansen	11,500	644,007
Coloplast Cl. B	4,500	319,250
SimCorp	8,000	403,186
Zealand Pharma [1]	32,400	714,032

Total		2,080,475

Finland – 2.0%
BasWare	4,000	174,956
Nokian Renkaat	27,000	875,260
Vaisala Cl. A	27,500	729,334

Total		1,779,550

France – 8.5%
aufeminin [1]	2,100	56,791
Gaztransport Et Technigaz	16,000	831,421
Lectra	8,700	96,437
Manutan International	21,700	1,041,780
Neurones	28,450	524,535
Nexity	18,500	797,567
Prodware	10,800	62,986
Rothschild & Co	37,000	1,076,670
Tarkett	22,500	525,470
Thermador Groupe	4,900	424,463
Vetoquinol	24,700	1,081,700
Virbac	5,500	950,276

Total		7,470,096

Germany – 4.8%
Adler Modemaerkte	5,700	63,686
ADLER Real Estate [1]	14,000	191,638
Bertrandt	5,062	527,208
Carl Zeiss Meditec	17,500	488,820
CompuGroup Medical	10,000	330,323
Deutz	11,100	37,212
Fielmann	5,000	341,976
GFT Technologies	5,300	129,020
KUKA	9,000	689,074
KWS Saat	1,200	399,325
LPKF Laser & Electronics	15,500	144,485
mutares	3,400	74,231
SQS Software Quality Systems	17,000	138,883
STRATEC Biomedical	8,000	465,230
Tomorrow Focus [1]	39,600	137,955
XING	406	87,223

Total		4,246,289

Greece – 0.3%
Aegean Marine Petroleum Network	5,000	33,700
Hellenic Exchanges - Athens Stock
Exchange	28,000	155,511
StealthGas [1,2]	17,000	76,330

Total		265,541

Hong Kong – 6.0%
Anxin-China Holdings [1,3]	2,500,000	49,677
China Metal International Holdings	430,000	115,570
First Pacific	180,000	110,516
Great Eagle Holdings	250,000	742,788
I.T	500,000	128,634
Le Saunda Holdings	295,460	76,282
Luen Thai Holdings	475,000	74,428
Luk Fook Holdings (International)	120,100	301,901
Midland Holdings [1]	1,400,000	579,821
New World Department Store China	4,646,600	788,934
Oriental Watch Holdings	2,223,000	299,894
Pico Far East Holdings	1,053,300	243,618
Television Broadcasts	81,000	271,113
Texwinca Holdings	302,000	272,798
Tse Sui Luen Jewellery (International)	215,000	56,589
Value Partners Group	1,080,000	1,029,876
YGM Trading	169,400	153,396

Total		5,295,835

India – 1.6%
Bajaj Finance	6,000	472,540
Kewal Kiran Clothing	6,300	207,132
Motherson Sumi Systems	120,000	425,966
Videocon d2h ADR [1]	27,400	264,410

Total		1,370,048

Indonesia – 0.1%
Supra Boga Lestari [1]	3,945,000	78,427

Total		78,427

Ireland – 0.5%
Ardmore Shipping [2]	12,000	144,960
Keywords Studios	75,000	230,917
Trinity Biotech ADR Cl. A	8,500	97,240

Total		473,117

Israel – 0.4%
Fox Wizel	2,506	45,440
Nova Measuring Instruments [1,2]	9,200	88,504
Sarine Technologies	80,300	96,066
SuperCom [1]	10,400	83,200

Total		313,210

Italy – 2.6%
Azimut Holding	20,000	430,426
De’Longhi	49,500	1,217,388
DiaSorin	8,500	371,958
Recordati	10,000	230,961

Total		2,250,733

Japan – 13.1%
C. Uyemura & Co.	7,300	355,548
EPS Holdings	75,700	740,853
FamilyMart	8,200	375,289
Freund Corporation	12,200	116,092
Fujimori Kogyo	2,000	49,381
GCA Savvian	5,900	74,201
Horiba	15,000	548,874
Itoki Corporation	34,300	218,189
Leopalace21 Corporation [1]	56,200	263,400
Meitec Corporation	13,200	462,465
Milbon	3,100	103,121
MISUMI Group	81,800	846,771
Namura Shipbuilding	9,600	70,442
Nishikawa Rubber	8,200	120,138
Nitto Kohki	9,100	175,181
Obara Group	3,900	153,587
Pressance Corporation	4,400	172,748
Relo Holdings	14,000	1,379,574
Santen Pharmaceutical	50,000	673,858
Shimano	9,100	1,282,507
SPARX Group	54,200	132,588
Sun Frontier Fudousan	10,200	77,573
T Hasegawa	7,000	91,428
Tokai Corporation	2,500	69,069
TOTO	20,750	649,489
Trancom	21,600	1,159,728
Trend Micro	13,000	460,431
USS	35,000	585,129
Zuiko Corporation	4,400	163,200

Total		11,570,854

Malaysia – 0.3%
Asia Brands	48,500	15,557
CB Industrial Product Holding	300,000	127,607
Media Prima	199,500	54,422
NTPM Holdings	242,300	39,577

Total		237,163

Mexico – 0.6%
Bolsa Mexicana de Valores	250,000	392,194
Fresnillo	15,000	134,468

Total		526,662

New Zealand – 0.2%
Trade Me Group	83,000	195,910

Total		195,910

Norway – 2.1%
Borregaard	21,500	129,648
Ekornes	45,000	505,180
Kongsberg Automotive [1]	156,900	78,245
Oslo Bors VPS Holding	8,500	86,865
TGS-NOPEC Geophysical	57,500	1,062,850

Total		1,862,788

Philippines – 1.0%
Asian Terminals	375,000	90,180
Universal Robina	195,000	802,615

Total		892,795

Poland – 0.5%
Warsaw Stock Exchange	41,500	416,855

Total		416,855

Singapore – 0.4%
Asian Pay Television Trust	150,000	82,766
Hour Glass (The)	27,200	12,999
Parkson Retail Asia	274,300	61,670
Silverlake Axis	552,000	223,527

Total		380,962

South Africa – 2.0%
Cashbuild	17,500	385,796
Coronation Fund Managers	59,000	278,664
JSE	15,000	139,866
Lewis Group	50,000	224,019
Metrofile Holdings	314,100	108,877
Net 1 UEPS Technologies [1]	3,000	50,220
PSG Group	36,500	586,391

Total		1,773,833

South Korea – 0.3%
Eugene Technology	12,036	121,952
Handsome	2,200	72,911
Hankuk Carbon	10,000	48,764
Huvis Corporation	3,900	28,473

Total		272,100

Spain – 0.3%
Atento [1,2]	21,500	226,825

Total		226,825

Sweden – 0.2%
Nolato Cl. B	4,400	110,588
Recipharm Cl. B	3,300	60,426

Total		171,014

Switzerland – 6.4%
Belimo Holding	175	368,365
Burckhardt Compression Holding	800	259,156
Burkhalter Holding	2,650	272,571
dorma+kaba Holding	550	338,111
Forbo Holding	1,125	1,267,499
Inficon Holding	1,700	475,265
LEM Holding	600	429,526
Partners Group Holding	1,200	407,708
Straumann Holding	1,000	287,949
VZ Holding	4,850	1,509,057

Total		5,615,207

Taiwan – 1.0%
Flytech Technology	37,680	108,062
Hota Industrial Manufacturing	41,200	132,657
Kinik Company	48,500	71,859
Lumax International	87,400	115,577
Makalot Industrial	18,587	153,129
Shih Her Technologies	67,800	74,284
Taiwan Paiho	81,200	222,774

Total		878,342

Turkey – 0.4%
Mardin Cimento Sanayii	300,000	399,832

Total		399,832

United Arab Emirates – 0.7%
Aramex	750,000	644,519

Total		644,519

United Kingdom – 13.9%
Abcam	45,000	396,311
Ashmore Group	279,000	1,042,652
Berendsen	20,000	304,104
BrainJuicer Group	9,400	51,407
Brammer	14,000	54,904
Character Group	11,400	87,258
Clarkson	50,300	1,552,695
Consort Medical	92,500	1,310,111
Diploma	30,000	302,302
e2v technologies	125,000	429,332
Elementis	120,000	405,672
Fidessa Group	20,000	543,740
Hargreaves Services	11,000	57,171
ITE Group	200,000	427,039
Jupiter Fund Management	108,000	710,142
Luxfer Holdings ADR [2]	4,500	48,555
Mattioli Woods	8,900	82,150
Norcros	54,360	152,268
Pendragon	144,600	90,974
Polypipe Group	117,000	583,874
Rotork	89,000	222,340
Senior	130,000	495,263
Spirax-Sarco Engineering	26,489	1,124,560
Stallergenes Greer	15,700	771,724
Synthomer	40,000	206,243
Trifast	82,700	135,897
Victrex	12,500	336,051
Xaar	40,000	339,256

Total		12,263,995

United States – 13.6%
Brooks Automation [2]	18,100	211,951
Century Casinos [1]	6,200	38,130
Commercial Metals [2,4]	42,000	569,100
Diebold [2,4]	28,800	857,376
Diodes [1,2,4]	20,500	438,085
EnerSys [2]	11,000	589,380
Expeditors International of Washington [2,4]	10,000	470,500
Fairchild Semiconductor International [1,2,4]	24,600	345,384
Forward Air	20,200	838,098
Hallador Energy [2,4]	18,600	129,270
Innospec [2,4]	12,457	579,375
KBR [2,4]	59,200	986,272
MSC Industrial Direct Cl. A [2]	7,200	439,416
Nanometrics [1,2,4]	44,500	540,230
Quaker Chemical [2]	8,400	647,472
Rogers Corporation [1,2,4]	6,000	319,080
Schnitzer Steel Industries Cl. A [2]	19,100	258,614
SEACOR Holdings [1,2,4]	6,000	358,860
SEI Investments [2,4]	18,000	868,140
Sensient Technologies [2,4]	12,100	741,730
Sun Hydraulics [2]	15,139	415,868
Tennant Company [2]	6,200	348,316
Valmont Industries	7,000	664,230
Wiley (John) & Sons Cl. A	7,000	350,210

Total		12,005,087

TOTAL COMMON STOCKS
(Cost $106,108,943)		92,576,880

REPURCHASE AGREEMENT – 4.3%
Fixed Income Clearing Corporation,
0.00% dated 9/30/15, due 10/1/15,
maturity value $3,786,000 (collateralized
by obligations of various U.S. Government
Agencies, 2.00% due 10/31/21, valued at $3,863,831)
(Cost $3,786,000)		3,786,000

TOTAL INVESTMENTS – 109.4%
(Cost $109,894,943)		96,362,880

LIABILITIES LESS CASH
AND OTHER ASSETS – (9.4)%		(8,246,698)

NET ASSETS – 100.0%		$88,116,182

[1]	Non-income producing.
[2]
All or a portion of these securities were pledged as collateral in connection with the revolving credit agreement at September 30, 2015. Total market value of pledged securities at September 30, 2015, was $13,429,718.

[3]
A security for which market quotations are not readily available represents 0.1% of net assets. This security has been valued at its fair value under procedures approved by the Fund’s Board of Directors. This security is defined as a Level 3 security due to the use of significant unobservable inputs in the determination of fair value.

[4]	At September 30, 2015, a portion of these securities were rehypothecated in connection with the Fund’s revolving credit agreement in the aggregate amount of $7,042,882.

Securities of Global/International Funds are categorized by the country of their headquarters, with the exception of exchange-traded funds.

TAX INFORMATION: The cost of total investments for Federal income tax purposes was $111,504,520. At September 30, 2015, net unrealized depreciation for all securities was $15,141,640, consisting of aggregate gross unrealized appreciation of $5,226,096 and aggregate gross unrealized depreciation of $20,367,736. The primary difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Fund values its non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Fund’s Board of Directors, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Fund uses an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by the Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of the Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:
Level 1	–	quoted prices in active markets for identical securities.
Level 2	–
other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Any Level 2 securities with values based on quoted prices for similar securities would be noted in the Schedule of Investments.

Level 3	–
significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2015. For a detailed breakout of common stocks by country, please refer to the Schedule of Investments.

	Level 1	Level 2	Level 3	Total

Common Stocks	$26,434,777	$66,092,426	$49,677	$92,576,880
Cash Equivalents	–	3,786,000	–	3,786,000

For the nine months ended September 30, 2015, certain securities have transferred in and out of Level 1, Level 2 and Level 3 measurements. The Fund recognizes transfers between levels as of the end of the reporting period. At September 30, 2015, securities valued at $61,670 were transferred from Level 1 to Level 2 and securities valued at $2,617,789 and $49,677 were transferred from Level 2 to Level 1 and Level 3, respectively, within the fair value hierarchy.

Level 3 Reconciliation:

	Balance as of 12/31/14	Transfers In	Balance as of 9/30/15

Common Stocks	$ –	$49,677	$49,677

Repurchase Agreements:
The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities.

Borrowings:
The Fund has entered into a revolving credit agreement (the credit agreement) with BNP Paribas Prime Brokerage Inc. (BNPP). As of September 30, 2015, the Fund has outstanding borrowings of $8,000,000. During the period ended September 30, 2015, the Fund borrowed an average daily balance of $7,589,744. The Fund pays a commitment fee of 0.50% per annum on the unused portion of the credit agreement. The credit agreement has a 360-day rolling term that resets daily; however, if the Fund exceeds certain net asset value triggers, the credit agreement may convert to a 60-day rolling term that resets daily. The Fund is required to pledge portfolio securities as collateral in an amount up to two times the loan balance outstanding and has granted a security interest in the securities pledged to, and in favor of, BNPP as security for the loan balance outstanding. If the Fund fails to meet certain requirements, or maintain other financial covenants required under the credit agreement, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the credit agreement necessitating the sale of portfolio securities at potentially inopportune times. The credit agreement also permits, subject to certain conditions, BNPP to rehypothecate portfolio securities pledged by the Fund up to the amount of the loan balance outstanding. The Fund continues to receive payments in lieu of dividends and interest on rehypothecated securities. The Fund also has the right under the credit agreement to recall the rehypothecated securities from BNPP on demand. If BNPP fails to deliver the recalled security in a timely manner, the Fund is compensated by BNPP for any fees or losses related to the failed delivery or, in the event a recalled security is not returned by BNPP, the Fund, upon notice to BNPP, may reduce the loan balance outstanding by the amount of the recalled security failed to be returned. The Fund receives a portion of the fees earned by BNPP in connection with the rehypothecation of portfolio securities.

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures
(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits
Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Global Value Trust, Inc.
By:

/s/ Christopher D. Clark

Christopher D. Clark
President, Royce Global Value Trust, Inc.
Date: November 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Christopher D. Clark

Christopher D. Clark
President, Royce Global Value Trust, Inc.
Date: November 20, 2015

By:

/s/ Peter K. Hoglund

Peter K. Hoglund
Treasurer, Royce Global Value Trust, Inc.
Date: November 20, 2015